Stockholder's Equity (Non-Employee Stock Option Plans) (Details) - Non-employee stock option - $ / shares	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Shares
Beginning balance	351,169	324,381	308,908
Granted	0	45,010	42,166
Exercised	(53,152)	(18,088)	(26,363)
Canceled or expired	0	(134)	(330)
Ending balance	298,017	351,169	324,381
Options exercisable at end of period	298,017	310,159	282,215
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 51.76	$ 45.06	$ 39.35
Granted (USD per share)	0.00	89.19	71.22
Exercised (USD per share)	39.99	24.59	20.86
Canceled or expired (USD per share)	0.00	61.80	40.70
Ending Balance (USD per share)	53.86	51.76	45.06
Options exercisable at end of period (USD per share)	$ 53.86	$ 46.88	$ 41.07